Note 11 - Options (Details) - $ / shares	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Note 11 - Options (Details) - Fair Value Assumptions of Option Awards [Line Items]
Volatility	65.20%	68.60%	55.00%
Risk-free interest rate	0.62%		1.45%
Expected life (in years)	5 years	5 years	5 years 7 months 6 days
Dividend yield	0.00%	0.00%	0.00%
The weighted average grant date fair value per options granted (in Dollars per share)	$ 1.20	$ 1.66	$ 2.10
Broker Options [Member]
Note 11 - Options (Details) - Fair Value Assumptions of Option Awards [Line Items]
Risk-free interest rate		0.58%